Deferred taxes (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Taxes
Schedule of deferred tax assets (liabilities) - noncurrent

The positions of deferred assets and liabilities are presented below and comply with the enforceable offset legal rights that consider taxes levied by the same tax authority under the same tax entity.

	December 31, 2020	Statement of operations	Shareholders’ Equity and Others (*)	December 31, 2021
Deferred taxes assets (liabilities) – GOL and Smiles Argentina
Income tax losses carry forward	37,921	12,464	-	50,385
Negative basis of social contribution	13,650	4,487	-	18,137
Temporary differences:
Allowance for expenses loss on trade receivables and other credits	2,004	5,128	-	7,132
Provision for legal proceedings and tax liabilities	(83)	(11)	-	(94)
Others	71	(7)	175	239
Total deferred taxes – assets	53,563	22,061	175	75,799
Deferred taxes assets (liabilities) – GLA and Smiles Fidelidade (**)
Temporary differences:
Derivative transactions	(28,902)	28,400	-	(502)
Breakage provision	(193,498)	(3,748)	-	(197,246)
Slots	(353,226)	-	-	(353,226)
Depreciation of engines and parts for aircraft maintenance	(194,789)	(7,733)	-	(202,522)
Goodwill amortization for tax purposes	(127,659)	(15,638)	-	(143,297)
Provision for doubtful accounts and loss of other credits	201,446	7,695	-	209,141
Provision for legal proceedings and tax liabilities	124,723	119,103	-	243,826
Provision for aircraft and engine return	190,778	119,968	-	310,746
Aircraft leases and others	10,586	73,914	-	84,500
Unrealized gains	69,843	(69,843)	-	-
Others	81,064	(32,895)	-	48,169
Total deferred taxes – liabilities	(219,634)	219,223	-	(411)
Total effect of deferred taxes - Income (Expenses)	-	241,285	-	-

(*)	Exchange rate change recognized in other comprehensive income.
(**)	Smiles Fidelidade was merged by GLA on September 1st, 2021, see Note 1.4

Schedule of estimates that deferred tax credits

The Management estimates that active deferred tax credits, recorded on tax losses and a negative social contribution base, may be realized as follows:

Year	Amount
2022	7,156
2023	26,511
2024	18,581
2025	16,274
Total	68,522

Schedule of tax losses and negative bases of social contribution

The direct subsidiary GLA has tax losses and negative bases of social contribution in the determination of taxable profit, to be offset against 30% of future annual tax profits, with no prescription period, not recorded in the balance sheet, in the following amounts:

	GLA
	2021	2020
Accumulated income tax losses	12,076,378	8,401,388
Potential tax credit	4,105,969	2,856,472

Schedule of reconciliation of income taxes expense

The reconciliation of actual income taxes and social contribution rates for the periods ended December 31, 2021, 2020 and 2019 is as follows:

	2021	2020	2019

Income (Loss) before income tax and social contribution	(7,376,227)	(5,817,293)	388,945
Combined tax rate	34%	34%	34%
Income at the statutory tax rate	2,507,917	1,977,880	(132,241)

Adjustments to calculate the effective tax rate:
Equity method investees	-	(149)	26
Tax rate difference on the results of offshores subsidiaries	(171,981)	(4,734)	(207,565)
Non-deductible expenses, net	(118,734)	(124,577)	(61,219)
Exchange rate change on foreign investments	(82,085)	(174,151)	(101,329)
Interest on shareholders’ equity	-	8,693	8,212
Extemporaneous tax credit	-	-	31,942
Benefit constituted (not constituted) on tax loss, negative basis and temporary differences	(1,942,695)	(1,760,920)	252,567
Total income tax	192,422	(77,958)	(209,607)

Income tax and social contribution
Current	(48,862)	(95,537)	(178,621)
Deferred	241,284	17,579	(30,986)
Total income (loss) taxes	192,422	(77,958)	(209,607)